GOODWILL (Details)	12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 47,475,000
Balance at end of period	51,487,000	$ 47,475,000
Impairment loss	$ 0	$ 0
Goodwill | Discount rate
Reconciliation of changes in intangible assets and goodwill [abstract]
Significant unobservable input, assets	0.203	0.157
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 47,475,000	$ 24,792,000
Acquisition from Small Pharma		22,652,000
Effect of foreign exchange	4,012,000	31,000
Balance at end of period	$ 51,487,000	$ 47,475,000